[LETTERHEAD]

December 23, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Funds (the “Trust”) (File Nos.: 033-02659 and 811-04556)
on behalf of its series, Transamerica TS&W International Equity
Registration Statement on Form N-14 (File No. 333-170637)

Dear Sir or Madam:

On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus/Proxy Statement and Statement of Additional Information, each dated December 22, 2010, for the Trust (on behalf of its series Transamerica TS&W International Equity) otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the Form N-14 registration statement for the Trust (Post-Effective Amendment No. 1) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 22, 2010 via EDGAR (Accession Number 0000930413-10-006214).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary